FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 6,867	$ 5,400
Disclosure of financial liabilities [line items]
Financial liabilities	35,954	35,905
Financial liabilities and other liabilities, excluding lease liabilities	39,375	39,745
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	362	501
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	39,013	39,244
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,012	1,171
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	46	0
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	4,809	4,229
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	3,666	2,719
Corporate borrowings | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,666	2,719
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	26,567	26,534
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	26,567	26,534
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	3,634	3,392
Accounts payable and other | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,634	3,392
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,067	3,240
Financial Liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	362	501
Financial Liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial Liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,705	2,739
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,421	3,840
Lease liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,421	3,840
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,279	1,406
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,279	1,406
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	3,475	2,718
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	3,475	2,718
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	2,113	1,276
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,012	1,171
Financial assets (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	46	0
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 55	$ 105